John Hancock Fundamental Equity Income Fund Expense Example - Class A C R6 [Member] - John Hancock Fundamental Equity Income Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 605
Expense Example, with Redemption, 3 Years	965
Expense Example, with Redemption, 5 Years	1,350
Expense Example, with Redemption, 10 Years	2,425
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	286
Expense Example, with Redemption, 3 Years	719
Expense Example, with Redemption, 5 Years	1,279
Expense Example, with Redemption, 10 Years	2,619
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	413
Expense Example, with Redemption, 5 Years	764
Expense Example, with Redemption, 10 Years	1,754
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	705
Expense Example, with Redemption, 10 Years	$ 1,631